Basis of Presentation and General Information	9 Months Ended	11 Months Ended
	Dec. 31, 2021	Nov. 29, 2021
Basis of Presentation and General Information

1.Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of OceanPal Inc. (the ‘‘Company", or "OceanPal", or “OP”), and its wholly-owned subsidiaries (collectively, the “Company”). OP was incorporated by Diana Shipping Inc. (“Diana Shipping” or “DSI”) on April 15, 2021 under the laws of the Republic of the Marshall Islands, having a share capital of 500 shares, par value $0.01 per share, issued to DSI (Note 3 (c)). In November 2021, the Company’s articles of incorporation and bylaws were amended. Under the amended articles of incorporation, the Company’s authorized share capital increased from 500 common shares to 1,000,000,000 common stock at par value $0.01 and 100,000,000 preferred stock at par value $0.01.

On June 24, 2021, OP filed a confidential registration statement on Form 20-F with the US Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, to effect a spin-off of three of DSI’s vessel owning subsidiaries together with working capital in exchange of common and preferred stock to DSI and its’ shareholders (the “Spin-Off”) (Note 3 (c)). On November 29, 2021 the registration statement was declared effective. On November 30, 2021, OP began "regular way" trading on the Nasdaq Global Market under the ticker symbol “OP”.

The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of vessels. Each of the vessels is owned through a separate wholly-owned subsidiary. The Company is the sole owner of all outstanding shares of the following subsidiaries:

●	Cypres Enterprises Corp., a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs,
●	Darien Compania Armadora S.A., a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso, and
●	Marfort Navigation Company Limited, a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City.

The Company operates its own fleet through Diana Wilhelmsen Management Limited (or “DWM”) (Note 3(a)) and Steamship Shipbroking Enterprises Inc. (or “Steamship”) (Note 3(b)).

Financial Statements presentation

The financial statements of the Company have been presented for the period from inception (April 15, 2021) through December 31, 2021. They include the accounts of OceanPal Inc. from inception date April 15, 2021 and the accounts of the Company’s wholly-owned subsidiaries from November 30, 2021 upon the Spin-Off consummation and acquisition of the three ship-owning subsidiaries by the Company. No comparatives are presented, as the Spin-Off has been accounted for as a nonmonetary transfer of assets rather than a spin-off of a business.

The outbreak of the COVID-19 virus has had a negative effect on the global economy and has adversely impacted the international shipping industry into which the Company operates. Given the dynamic nature of these circumstances, the full extent to which the COVID-19 global pandemic may have direct or indirect impact on the Company’s business and the related financial reporting implications cannot be reasonably estimated at this time, although it could materially affect the Company’s business, results of operations and financial condition in the future. As of December 31, 2021, the impact of the outbreak of COVID-19 virus continues to unfold. As a result, many of the Company’s estimates and assumptions carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. The overall impact of COVID-19 on the Company’s business, and the efficacy of any measures the Company takes in response to the challenges presented by the COVID-19 pandemic, will depend on how the outbreak further develops, the duration and extent of the restrictive measures that are associated with the pandemic and their impact on global economy and trade, which is still uncertain. The Company is constantly monitoring the developing situation, as well as its charterers’ response to the severe market disruption via cost cutting and rationalization of their networks and fleets, and is making necessary preparations to address and mitigate, to the extent possible, the impact of COVID-19 to the Company.

OceanPal Inc. Predecessor
Basis of Presentation and General Information

1.Basis of Presentation and General Information

OceanPal Inc., (the “Company”, or “OceanPal”), was incorporated by Diana Shipping Inc. (or “DSI” or “Parent”), as a wholly owned subsidiary, on April 15, 2021 under the laws of the Republic of the Marshall Islands, having an authorized share capital of 500 shares, par value $0.01 per share, issued to the Parent. The Company was formed to serve as the holding company of the following three of the Parent’s vessel-owning subsidiaries (the “Subsidiaries”, or “OceanPal Inc. Predecessors”):

●	Cypres Enterprises Corp., a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs,
●	Darien Compania Armadora S.A., a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso and
●	Marfort Navigation Company Limited, a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City;

As of November 29, 2021, the Parent contributed the Subsidiaries to OceanPal and, as the sole shareholder of the Company, distributed the Company’s common shares to its shareholders on a pro rata basis upon consummation of a spin-off transaction (Note 9 (a)).

The accompanying predecessor combined carve-out financial statements are those of the Subsidiaries for the period presented using the historical carrying costs of the assets and the liabilities of the ship-owning companies above from the dates of their incorporation.

The Company is a global provider of shipping transportation services, specializing in the ownership of vessels. Each of our vessels is owned through a separate wholly-owned subsidiary.

In 2020, the outbreak of the COVID-19 virus had a negative effect on the global economy and has adversely impacted the international dry-bulk shipping industry in which the OceanPal Inc. Predecessors operated. The impact of the outbreak of COVID-19 virus resulted in low time charter rates throughout the year, decreased revenues and increased crew and dry-docking costs. For 2021, there were signs of improvement in the dry-bulk market and overall operations, though the impact of the outbreak of COVID-19 is still present. As the situation continues to evolve, it is difficult to predict the long-term impact of the pandemic on the industry. As a result, many of the estimates and assumptions, mainly future revenues for unfixed days, carry a higher degree of variability and volatility. The Company is constantly monitoring the developing situation, as well as charterers’ response to the severe market disruption and is taking necessary precautions to address and mitigate, to the extent possible, the impact of COVID-19 to the Company.